Assets and Liabilities Held for Sale - Balance Sheet Classification (Details) - CAD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Non-current assets or disposal groups classified as held for sale	$ 638	$ 61,495		$ 15,918
Liabilities held for sale	0	5,988
Nordic Sky
Disclosure of analysis of single amount of discontinued operations [line items]
Non-current assets or disposal groups classified as held for sale	0	0	$ 34,404	0
Accounts payable and accrued liabilities	11
Provisions	2,000
Liabilities held for sale			2,011
Polaris
Disclosure of analysis of single amount of discontinued operations [line items]
Non-current assets or disposal groups classified as held for sale	0	$ 18,678	18,678	$ 0
Lease liability	$ 3,977
Liabilities held for sale			$ 3,977